Operating Leases - Other Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Leases [Abstract]
Operating lease cost	$ 8,034	$ 8,422	$ 8,165
Variable lease cost	2,535	2,232	2,226
Total Lease costs	$ 10,569	$ 10,654	$ 10,391